EMPLOYEE BENEFIT PLANS - Schedule of Net Periodic Benefit Cost (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 2,312	$ 2,615	$ 2,382
Service cost	133	171	115
Expected return on assets			(3,045)
Amortization of prior service credit			(9)
Amortization of net actuarial loss			1,443
Net periodic benefit cost (income)			886
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost	2,055	2,354
Service cost	97	137
Expected return on assets	(2,798)	(2,979)
Amortization of prior service credit	(9)	(9)	(9)
Amortization of net actuarial loss	1,374	1,170	1,443
Net periodic benefit cost (income)	719	673
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Interest cost	257	261	218
Service cost	36	34	22
Expected return on assets	0	0	0
Amortization of prior service credit	0	0	0
Amortization of net actuarial loss	0	0	0
Net periodic benefit cost (income)	$ 293	$ 295	$ 240